Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease right-of-use asset	$ 165	$ 192	$ 0
Total assets	4,072	3,038	4,455
Current liabilities	802	1,712	1,634
Non-current portion of operation lease liability	132	146	0
Total liabilities	$ 1,244	$ 1,858	1,634
Adoption Of ASC 842 Member
Operating lease right-of-use asset			236
Total assets			236
Current liabilities			53
Non-current portion of operation lease liability			193
Total liabilities			246
After Adoption Of ASC 842 Member
Operating lease right-of-use asset			236
Total assets			4,691
Current liabilities			1,687
Non-current portion of operation lease liability			193
Total liabilities			$ 1,880